Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss from continuing operations	$ (7,828)	[1]	$ (10,412)	[1]	$ (20,148)	$ (21,429)	$ (8,027)
Income from discontinued operations
Income tax	(243)		(42)		561	(1,926)	(115)
Finance income							(2,397)
Finance expense	1,224		2,467		4,917	5,334	2,889
Depreciation of property, plant and equipment	292		275		750	770	1,089
Amortization of intangible assets	1,674		416		831	1,172	1,167
Other gains/(losses)			(26)		(30)	13	(769)
Other reserves movements			(260)
Share-based payments	208				147	2,010	1,078
Decrease/(increase) in trade and other receivables	1,341		1,532		5,903	3,459	(813)
Increase/(decrease) in trade and other payables	3,833		(716)		2,278	6,583	(9,453)
(Increase)/decrease in inventory	(253)		(179)		(228)	81
Increase/(decrease) in provisions	58		(179)		674	(572)	(95)
Corporation tax payments
Net cash used in operating activities	110		(7,503)		(8,552)	(5,130)	(15,377)
Cash flows from investing activities
Proceeds on sale of property plant and equipment			58		110	57	36
Purchase of property, plant and equipment	(336)		(312)		(1,029)	(1,165)	(937)
Purchase of intangibles	(1,788)		(1,228)
Investment in capital projects			(68)		(3,857)	(4,254)
Proceeds on disposal of J.A Martin ex-solar business			2,591		2,874
Proceeds on sale of capital projects					47	19	366
Acquisitions - consideration					(66)		(7,089)
Acquisitions - cash acquired							4,942
Net cash used in investing activities	(2,124)		1,041		(1,921)	(5,343)	(2,682)
Cash flows from financing activities
Capital raise proceeds	598		5,065		5,500	243	34,866
Related party loan borrowings	1,128		2,722
Lease repayments	(173)		(225)
Lease repayments					(43)		(360)
Proceeds from investor					300
Equity instruments and capital raise costs					(397)	(47)	(2,819)
Debtor finance borrowings/(repayments)	(114)		1,280		1,297	(4)	(518)
Loans from related parties					3,572	4,231
Repayment of loans from related parties					(370)		(2,226)
Bank loan borrowings					(138)	(166)	(33)
Chattel mortgage borrowings					(267)	74	32
Other borrowings	19		(327)		(108)	(85)	18
Transfer from/(to) restricted cash	124		190		587	(55)	(127)
Finance expense			(290)
Finance expense					(129)	(636)	(5,296)
Net cash from financing activities	1,582		8,415		9,804	3,555	23,537
Net (decrease)/increase in cash and cash equivalents	(433)		1,953		(669)	(6,918)	5,478
Effect of exchange rate movements on cash held	(5)		(10)		(63)	(401)	302
Cash and cash equivalents at the beginning of the period	553		1,285		1,285	8,604	2,824
Cash and cash equivalents at the end of the period	115		3,228		553	1,285	8,604
(Loss)/profit from discontinued operations		[1]	$ (804)	[1]	$ (4,207)	$ (625)	$ 69

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.